Finance Income and Expense - Summary of Finance Income and Expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Finance income
Interest on bank deposits	$ 9,292	$ 2,693
Total finance income	9,292	2,693
Finance expense
Interest on convertible notes	(409,561)	(266,498)
Interest on loans and borrowings	(103,605)	(1,512)
Interest on lease liabilities	(39,402)	(9,719)
Other interest payable	(8,437)	(27,754)
Total finance expense	$ (561,005)	$ (305,483)